Income Tax - Additional Information (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 SGD ($)	Mar. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset from net operating losses	$ 569,585		$ 435,806
Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for profit tax	0
Assessable profit	$ 0
Singapore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	17.00%	17.00%
Open tax year	2017 2018 2019 2020 2021	2017 2018 2019 2020 2021
Losses and unutilized capital allowances carried back period	1 year	1 year
Losses and unutilized capital allowances carried back subject to cap		$ 100,000
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	25.00%	25.00%
Open tax year	2018 2019 2020	2018 2019 2020
Maximum period of net operating losses carried forward	5 years	5 years